Employee benefits - Remeasurement of net defined benefit liability recognized in other comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
IFRS Statement [Line Items]
Balance at beginning of year	$ 3,184	$ 4,460
Balance at end of year	3,142	3,184
Defined Benefit Plan [Member]
IFRS Statement [Line Items]
Balance at beginning of year	129	1,262
Recognized during the period	(189)	(1,133)
Balance at end of year	$ (60)	$ 129